Revenues (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Specialty film [Member] USD ($)	Dec. 31, 2014 Specialty film [Member] CNY	Dec. 31, 2013 Specialty film [Member] USD ($)	Dec. 31, 2013 Specialty film [Member] CNY	Dec. 31, 2014 Sales in other countries principally Europe, Asia and North America [Member] USD ($)	Dec. 31, 2014 Sales in other countries principally Europe, Asia and North America [Member] CNY	Dec. 31, 2013 Sales in other countries principally Europe, Asia and North America [Member] CNY	Dec. 31, 2012 Sales in other countries principally Europe, Asia and North America [Member] CNY
Revenue from External Customer [Line Items]
Net Revenues Decrease Amount		20,486
Net Revenues Decrease Percentage	6.70%	6.70%
Average Sales Price Reduction Percentage	8.80%	8.80%
Net Revenues Decrease Due To Change In Sales Volume		27,575
Revenues From External Customers Percentage Of Total	100.00%	100.00%	100.00%	100.00%	28.00%	28.00%	29.30%	29.30%	15.10%	15.10%	13.70%
Sales Decrease Amount								9,773
Sales Decrease Percentage							10.90%	10.90%
Net revenues	45,847	284,464	304,950	372,866	12,830	79,609	89,382		6,933	43,018	41,874	70,576
Net Revenues Increase Due To Change In Sales Volume		7,089